Non-operating income (Tables)	12 Months Ended
Dec. 31, 2025
Non-operating income
Schedule of non-operating income

	12 months ended December 31,
USD’000	2025	2024	2023
Foreign exchange gain	2,702	358	163
Unrealized gains on investment	32	—	—
Financial income	44	—	—
Interest income	6,095	703	88
Write-off of indebtedness to related parties	—	—	2,191
Other	24	—	—
Total non-operating income	8,897	1,061	2,442